EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE
Schedule of Basic and diluted earnings (loss) per share

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Income from continuing operations	$71,337	$57,942	$68,403
Income (loss) from discontinued operations	—	94,449	(121,269)

Net income (loss)	$71,337	$152,391	$(52,866)

Weighted average number of Common and Class B Shares outstanding (in thousands)	46,855	46,888	46,708
Adjustment:
Stock options and share units	21	82	—

	46,876	46,970	46,708

Basic earnings (loss) per Common or Class B Share
— from continuing operations	$1.52	$1.24	$1.47
— from discontinued operations	—	2.01	(2.60)

	$1.52	$3.25	$(1.13)

Diluted earnings (loss) per Common or Class B Share
— from continuing operations	$1.52	$1.23	$1.47
— from discontinued operations	—	2.01	(2.60)

	$1.52	$3.24	$(1.13)